Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Payable to customers	$ 635,144	$ 647,283	$ 646,075
Statutory dues payable	1,731,891	1,583,639	1,592,210
Capital creditors	32,103	88,484	104,067
Employee benefit expenses payable	510,406	379,167	336,004
Other liabilities	405,949	219,392	$ 484,662
Other current liabilities	$ 3,315,493	$ 2,917,965